Offering - Additional Information (Detail) - USD ($)			3 Months Ended	11 Months Ended
	May 18, 2020	Apr. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Sale of common stock, Shares	20,000,000
Sale of stock price per unit	$ 10.00		$ 10.00	$ 10.00
Number of shares of common stock per unit	1
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Number of public warrants to be exercised in order to obtain whole shares of common stock	4
Exercise price of warrants	$ 11.50
Common stock, shares issued			7,472,248	7,461,861
Underwriters description			The Underwriters had 45 days from May 13, 2020 to exercise their over-allotment option, which period expired on June 27, 2020. As a result of the Underwriters not exercising their over-allotment option by June 27, 2020, the Founder was obligated, pursuant to the terms of the Subscription Agreement, to surrender and cancel all of the 750,000 Founder Shares held by it that it agreed in the Subscription Agreement to surrender and have cancelled in the event that the Underwriters did not exercise such over-allotment option. Such surrender and cancellation occurred on June 29, 2020 as described in the Company’s Form 8-K filed with the SEC on June 30, 2020.	The Underwriters had 45 days from May 13, 2020 to exercise their over-allotment option, which period expired on June 27, 2020. As a result of the Underwriters not exercising their over-allotment option by June 27, 2020, the Founder was obligated, pursuant to the terms of the Subscription Agreement, to surrender and cancel all of the 750,000 Founder Shares held by it that it agreed in the Subscription Agreement to surrender and have cancelled in the event that the Underwriters did not exercise such over-allotment option. Such surrender and cancellation occurred on June 29, 2020 as described in the Company’s Form 8-K filed with the SEC on June 30, 2020.
Warrants
Class Of Stock [Line Items]
Sale of units description	Each Unit consists of one share of the Company's common stock, $0.0001 par value ("Common Stock"), and three-fourths (3/4) of one redeemable warrant (a "Public Warrant")
Exercise price of warrants			$ 11.50	$ 11.50
Period after business combination when warrants become exercisable			30 days	30 days
Number of fractional shares issued upon exercise of warrants			0	0
Period after offering when warrants become exercisable			12 months	12 months
Warrants exercisable expiration period after completion of business combination			5 years	5 years
Period allotted to complete the business combination			18 months	18 months
Net cash settlement value of warrants			$ 0	$ 0
Redemption price per warrant			$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants			30 days	30 days
Minimum price per share required for redemption of warrants			$ 18.00	$ 18.00
Warrants redemption covenant, threshold trading days			20 days	20 days
Warrants redemption covenant, threshold consecutive trading days			30 days	30 days
Warrants | Maximum [Member]
Class Of Stock [Line Items]
Exercise price of warrants			$ 9.20	$ 9.20
Subscription Agreement
Class Of Stock [Line Items]
Subscription agreement date		Apr. 16, 2020
Common stock, shares issued		5,735,000
Subscription Agreement | Maximum [Member] | Founders | Underwriters
Class Of Stock [Line Items]
Number of shares forfeited, unexercised by underwriters		750,000